Finacial Liabilities Value (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block] [Abstract]
Schedule of financial liabilities value
	June 30, 2021	December 31, 2020
Warrants	(330)	(219)
SAFE	(9,370)	(1,273)
Convertible loan	(4,582)	-
Total	(14,282)	(1,492)